Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 23	$ 22
Provision for credit losses
Purchases	3	4
Changes in risk, parameters and exposures	(2)	(3)
Exchange rate and other	(1)
Balance at end of period	23	23
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	8
Provision for credit losses
Purchases	3	4
Changes in risk, parameters and exposures	(2)	(2)
Balance at end of period	9	10
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	15	14
Provision for credit losses
Changes in risk, parameters and exposures		(1)
Exchange rate and other	(1)
Balance at end of period	$ 14	$ 13